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[AIM INVESTMENTS LOGO APPEARS HERE]
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   August 1, 2007



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Tax-Exempt Funds
        CIK 0000909466

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Tax-Exempt Funds (the "Fund") that the Prospectus relating to Class A, Class B and Class C shares of AIM High Income Municipal Fund, the Prospectus relating to Class A and Investor Class shares of AIM Tax-Exempt Cash Fund, the Prospectus relating to Class A and Class A3 shares of AIM Tax-Free Intermediate Fund, the Prospectus relating to Institutional Class shares of AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund and Statement of Additional Information relating to Class A, Class A3, Class B, Class C, Investor Class and Institutional Class shares, as applicable, of AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 23 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on July 25, 2007.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

   Sincerely,

   /s/ Stephen R. Rimes

   Stephen R. Rimes
   Counsel

A Member of the AMVESCAP Group